US BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202







May 6, 2002

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Advisors Series Trust (the "Trust")
                  File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust, on behalf of its series, Capital Advisors Growth Fund (the "Fund"), hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2002 and filed electronically as Post-Effective Amendment No. 97 to the Company's Registration Statement on April 30, 2002.

If you have any questions regarding this filing,  please call the undersigned at
(414)765-5344.

Sincerely,


/s/ Chad Fickett, Esq.
----------------------
Chad Fickett, Esq.